Note 10 - Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Nine months ended September 30, 2024	Year ended December 31, 2023

Current tax expense	$811	$642
Deferred tax expense	(61)	18

Total Provision	$750	$660

Year Ended December 31,	2023	2022

Current tax expense	$642	$1,056
Deferred tax expense	18	43

Total Provision	$660	$1,099

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30, 2024	December 31, 2023

Deferred tax assets:
Allowance for credit losses	$897	$867
Deferred compensation	516	519
Net unrealized losses on securities	851	1,007

Total	2,264	2,393

Deferred tax liabilities:
Premises and equipment	188	196
Deferred loan origination costs	90	88
Other	155	160

Total	433	444

Net Deferred Tax Asset	$1,831	$1,949

December 31,	2023	2022

Deferred tax assets:
Allowance for credit losses	$867	$852
Deferred compensation	519	498
Net unrealized losses on securities	1,007	1,910

Total	2,393	3,260

Deferred tax liabilities:
Premises and equipment	196	203
Deferred loan origination costs	88	91
Other	160	155

Total	444	449

Net Deferred Tax Asset	$1,949	$2,811

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	September 30, 2024		September 30, 2023
	Amount	Percentage	Amount	Percentage

Provision at statutory rate	$1,010	21.0%	$872	21.0%
Tax-exempt interest	(265)	(5.5)	(261)	(6.3)
Nondeductible interest expense	49	1.0	32	0.8
Bank owned life insurance	(40)	(0.8)	(38)	(0.9)
Other, net	(4)	(0.1)	(16)	(0.4)

Applicable Income Taxes and Effective Rates	$750	15.6%	$589	14.2%

	2023		2022
	Amount	Percentage	Amount	Percentage

Provision at statutory rate	$1,011	21.0%	$1,487	21.0%
Tax-exempt interest	(350)	(7.3)	(360)	(5.1)
Nondeductible interest expense	46	1.0	14	0.2
Bank owned life insurance	(52)	(1.1)	(46)	(0.7)
Other, net	5	0.1	4	0.1

Applicable Income Taxes and Effective Rates	$660	13.7%	$1,099	15.5%